SHAREHOLDERS' EQUITY (DEFICIT) - Common Stock Shares (Details) - Avista Public Acquisition Corp. II [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2022 VOTE $ / shares shares	Dec. 31, 2021 VOTE $ / shares shares	Mar. 23, 2022 $ / shares
SHAREHOLDERS' EQUITY (DEFICIT)
Common shares, par value (in dollars per share) | $ / shares			$ 0.0001
Common shares, votes per share | VOTE	1
Common Class A [Member]
SHAREHOLDERS' EQUITY (DEFICIT)
Common shares, shares authorized (in shares)	500,000,000	500,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Common shares, votes per share | VOTE	1	1
Common shares, shares issued (in shares)	23,000,000	23,000,000
Common shares, shares outstanding (in shares)		23,000,000
Class A Common Stock Subject to Redemption
SHAREHOLDERS' EQUITY (DEFICIT)
Class A common stock subject to possible redemption, outstanding (in shares)	23,000,000	23,000,000
Common Class B [Member]
SHAREHOLDERS' EQUITY (DEFICIT)
Common shares, shares authorized (in shares)	50,000,000	50,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Common shares, votes per share | VOTE	1	1
Common shares, shares issued (in shares)	5,750,000	5,750,000
Common shares, shares outstanding (in shares)	5,750,000	5,750,000
Adjustment one of redemption price of stock based on market value and newly issued price (as a percent)	20.00%	20.00%
Percentage of voting rights on share holders	50